Note 4 - Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	June 30,
	2024	2023
	(in thousands)
Raw materials	$266	$1,301
Work in process	5,725	2,956
Finished goods	6,150	4,251
Inventories	$12,141	$8,508